Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 183,516	$ 35,346	$ 62,349	$ 32,132
Cash and cash equivalents - Fair Value	183,516	35,346
Restricted cash - Book Value	1,175	34,606
Restricted cash - Fair Value	1,175	34,606
Accounts receivable, net - Book Value	10,991	16,298
Accounts receivable, net - Fair Value	10,991	16,298
Loans receivable from affiliates - Book Value	578	280
Loans receivable from affiliates - Fair Value	578	280
Accounts payable - Book Value	(3,047)	(3,171)
Accounts payable - Fair Value	(3,047)	(3,171)
Amounts due to related parties - Book Value	(3,195)	(204)
Amounts due to related parties - Fair Value	(3,195)	(204)
Term Loan B facility, net of unamortized discount - Book Value	(431,615)	(433,304)
Term Loan B facility, net of unamortized discount - Fair Value	(441,573)	(440,514)
Other long-term debt - Book Value	(99,028)	(100,020)
Other long-term debt - Fair Value	$ (99,028)	$ (100,020)